INCOME TAX	12 Months Ended
Jun. 30, 2023
Income Tax Disclosure [Abstract]
INCOME TAX
NOTE 19 - INCOME TAX
BVI
Hollysys and its subsidiaries incorporated in the BVI are not subject to income tax under the relevant regulations.
Singapore
The Company’s wholly owned subsidiaries incorporated in Singapore are subject to Singapore corporate tax at a rate of 17% on the assessable profits arising from Singapore.
Malaysia
The Company’s wholly owned subsidiaries incorporated in Malaysia are subject to Malaysia corporate income tax at a rate of 24% on the assessable profits arising from Malaysia.
Dubai
The branch of the Company’s wholly owned subsidiary is a tax exempt company incorporated in Dubai, and no tax provision has been made for each of the years ended June 30, 202
1
, 202
2
 and 202
3
.
Hong Kong
The Company’s wholly owned subsidiaries incorporated in Hong Kong are subject to Hong Kong profits tax at a rate of 16.5% on the assessable profits arising from Hong Kong for the year ended June 30, 202
3
. No provision for Hong Kong profits tax has been made in the consolidated statements of comprehensive income as there were sustained taxable losses arising from Hong Kong for each of the years ended June 30, 202
1
, 202
2
 and 202
3
.
Macau
The Company’s wholly owned subsidiary incorporated in Macau is subject to the Macau corporate income tax. According to the Macau Complementary Tax Law, complementary tax is imposed on a progressive rate scale ranging from
3%
to 9% for taxable profits below or equal to MOP 300,000 and 12% for taxable profits over MOP 300,000. Taxable profits below MOP 32,000 are exempt from tax. No provision for Macau profits tax has been made in the consolidated statements of comprehensive income for each of the years ended June 30, 2021, 2022 and 2023.
India
The Company’s wholly owned subsidiary incorporated in India is subject to India corporate tax at a rate of 30% on its worldwide income. No provision for India profits tax has been made in the consolidated statements of comprehensive income as there were no taxable profits noted for each of the years ended June 30, 202
1
, 202
2
 and 202
3
.
Qatar
CECL is subject to the Qatar Corporate income tax at a rate of 10% on the assessable profit arising from Qatar.
Indonesia
The Company’s wholly owned subsidiary incorporated in Indonesia is subject to the Indonesia Corporate income tax at a rate of 22% on the assessable profit arising from Indonesia. No provision for Indonesia tax has been made in the consolidated statements of comprehensive income as there were no assessable profits noted for the years ended June 30, 202
1
, 202
2
 and 202
3
.

PRC
The Company’s subsidiaries incorporated in the PRC are subject to PRC enterprise income tax (“EIT”) on their respective taxable incomes as adjusted in accordance with relevant PRC income tax laws. The PRC statutory EIT rate is
25
%. The Company’s PRC subsidiaries are subject to the statutory tax rate except for the following:
Beijing Hollysys Co., Ltd
(“Beijing Hollysys”)
Beijing Hollysys was certified as a High and New Technology Enterprise (“HNTE”) which provides a preferential EIT rate of 15% for three calendar years from
July
2020 to
July 2023
.
Further, Beijing Hollysys was qualified for the Key Software Enterprise (“KSE”) status in calendar year 202
2
 and was entitled to the preferential tax rate of 10% for calendar year 202
2
. An entity can use the preferential rate of KSE after its self-assessment, of which, the filing documents for KSE status shall be well prepared and filed for the future inspection by tax authorities as they hold the right to inspect the KSE status.
Hangzhou Hollysys Automation Co., Ltd (“Hangzhou Hollysys”)
Hangzhou Hollysys was certified as a HNTE which provides a preferential EIT rate of 15% for three calendar years from
December
2020 to
December 2023
.
Hollysys Industrial Software
Hollysys Industrial Software was certified as a HNTE which provides a preferential EIT rate of 15% for three calendar years from
October 2022
to
October 2025
.
Further, Hollysys Industrial Software was qualified for KSE status in calendar year 2022 and was entitled to the preferential tax rate of 10% for calendar year 2022. An entity can use the preferential rate of KSE after its self-assessment, of which, the filing documents for KSE status shall be well prepared and filed for the future inspection by
tax authorities as they hold the right to inspect the KSE status.
HollySys Control Technology Co., Ltd (“HollySys Control”)
HollySys Control was qualified for software enterprises encouraged by the state. The preferential period is calculated from the profit-making year, and the enterprise income tax is exempted from the first to second years. From the third to fifth years, the enterprise income tax is reduced by half at the statutory tax rate of 25%.
Beijing Hollysys Intelligent Technologies Co., Ltd., (“Hollysys Intelligent”)
Hollysys Intelligent was certified as a HNTE which provides a preferential EIT rate of 15% for three calendar years from October 2021 to October 2024.
The Company’s income before income taxes consists of:

	Year ended June 30,
	2021	2022	2023
PRC	$137,520	$116,210	$126,191
Non-PRC	(27,628)	(16,583)	(7,729)

	$109,892	$99,627	$118,462

Income tax expense, most of which is incurred in the PRC, consists of:

	Year ended June 30,
	2021	2022	2023
Current income tax expense
PRC	25,634	11,839	19,269
Non-PRC	758	616	123

	$26,392	$12,455	$19,392
Deferred income tax expense (benefit)
PRC	(7,971)	7,150	(7,560)
Non-PRC	2,133	(2,971)	(442)

	$(5,838)	4,179	(8,002)

	$20,554	$16,634	$11,390

Reconciliation of the income tax expenses as computed by applying the PRC statutory tax rate of 25% to income before income taxes and the actual income tax expenses is as follows:

	Year ended June 30,
	2021	2022	2023
Income before income taxes	$109,892	$99,627	$118,462

Expected income tax expense at statutory tax rate in the PRC	33,221	24,998	29,614
Effect of different tax rates in various jurisdictions	4,665	3,541	1,567
Effect of preferential tax treatment	(14,334)	(12,707)	(15,228)
Effect of non-taxable income	(4,770)	(74)	(1,919)
Effect of additional deductible research and development expenses	(9,838)	(9,398)	(8,909)
Effect of non-deductible expenses	6,644	4,020	6,417
Under (over) provision of income tax in previous years	2,102	1,419	(2,322)
Change in valuation allowance	1,718	2,124	3,005
Withholding tax on dividends paid by subsidiaries	—	3,692	—
Others	1,146	(981)	(835)

Total	$20,554	$16,634	$11,390

The breakdown of deferred tax assets/liabilities caused by the temporary differences and net operating loss carryforwards is shown as below:

	June 30,
	2022	2023
Deferred tax assets
Allowance for doubtful accounts	$12,932	$12,222
Deferred subsidies	845	1,068
Warranty liabilities	773	727
Inventory provision	555	91
Long-term assets	591	168
Deferred revenue	373	—
Provision for loss contracts	1,699	2,256
Net operating loss carry forward	20,351	21,703
Valuation allowance	(19,554)	(21,703)
Others	—	3,552

Total deferred tax assets	$18,565	$20,084

Deferred tax liabilities
Property, plant and equipment	$(645)	$(621)
Costs and estimated earnings in excess of billings	(10,079)	(7,470)
Share of net losses of equity investees	(1,798)	(1,617)
PRC dividend withholding tax	(5,198)	(4,898)
Intangible assets and other non-current assets	(7,390)	(4,966)
Others	(1,881)	(1,644)

Total deferred tax liabilities	$(26,991)	$(21,216)

As of June 30, 202
3
 the Company had incurred net losses of
$nil
,

$85,421, $795, $1,881, and $3,114 derived from entities in the PRC, Singapore, India, Indonesia, and Macau, respectively. The net losses in the PRC, India, Indonesia, and Macau can be carried forward for five years, eight years, five years, and three years, respectively, to offset future net profit for income tax purposes. The net losses in Singapore can be carried forward without an expiration date subject to the shareholders’ continuity test.
Realization of the deferred tax assets is dependent on factors including future reversals of existing taxable temporary differences and adequate future taxable income, exclusive of reversing deductible temporary differences and tax loss or credit carry forwards. The Group evaluates the potential realization of deferred tax assets on an entity-by-entity
basis. As of June 30, 202
2
 and 202
3
, valuation allowances were provided against deferred tax assets in entities where it was determined it was more likely than not that the benefits of the deferred tax assets will not be fully
realized.
Under the EIT Law and the implementation rules, profits of the Company’s PRC subsidiaries earned on or after January 1, 2008 and distributed by the PRC subsidiaries to their respective foreign holding companies are subject to a withholding tax at 10
% unless reduced by tax treaty. As of June 30, 2022 and 2023, the aggregate undistributed earnings from the Company’s PRC subsidiaries that are available for distribution are
RMB7,080,218 (equivalent
to $
1,063,353
) and RMB
7,862,502
 (equivalent to $
1,175,411
), respectively. The Company expects to distribute a portion of the earnings (RMB
355,633 or $48,983
) to the holding companies located outside mainland China, and has hence accrued a withholding tax of $
4,898

as of June 30, 2023. The remaining undistributed earnings of the Company’s PRC subsidiaries are intended to be permanently reinvested, and accordingly, no deferred tax liabilities have been provided for the PRC dividend withholding taxes that would be payable upon the distribution of those amounts to the Company
.
As of June 30, 202
2
 and 202
3
, the undistributed retained earnings generated from periods prior to January 1, 2008 were $63,716 which are not subject to PRC dividend withholding taxes. Accordingly, as of June 30, 202
2
 and June 30, 202
3
, the total amounts of undistributed earnings generated from the Company’s PRC subsidiaries for which no withholding tax has been accrued were $1,003,166 and $1,119,008, respectively. Deferred tax liabilities subject to be recognized would have been $93,945 and $105,529 respectively, if all such undistributed earnings were distributed to the Company in full as of June 30, 202
2
 and June 30, 202
3
.
The Chinese tax law grants the tax authorities the rights to further inspect companies’ tax returns retroactively in a three-year period (up to five years under certain special conditions), which means theoretically the tax authorities can still review the PRC subsidiaries’ tax returns for the years ended December 31, 2018 through 2022. The tax law also states that companies will be liable to additional tax, interest charges and penalties if errors are found in their tax returns and such errors have led to an underpayment of tax.
As of June 30, 202
2
 and 202
3
, the Company concluded that there was no significant unrecognized tax benefits requiring recognition in the consolidated financial statements. The amount of unrecognized tax benefits may change in the next 12 months, pending clarification of current tax law or audit by the tax authorities. However, an estimate of the range of the possible change cannot be made at this time. As of June 30, 202
2
 and 202
3
, no unrecognized tax benefits, if ultimately recognized, will impact the effective tax rate. The Company recorded no penalty or interest for the years ended June 30, 202
1
, 202
2
 and 202
3
, respectively.